Financial instruments and risk management (Detail) - Currency Risk € in Thousands, дин in Thousands, ден in Thousands, R in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 RSD (дин)	Dec. 31, 2017 MKD (ден)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 RSD (дин)	Dec. 31, 2016 MKD (ден)
Statement Line Items [Line Items]
Cash and cash equivalents	$ 59,504							$ 56,014
Accounts receivable	32,006							14,986
Payables and accruals	$ 62,943,000							$ 64,730
Currency Risk [Member] | CAD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents		$ 873							$ 3,370
Accounts receivable		305							314
Payables and accruals		(8,722)							(14,755)
Net financial assets (liabilities)		$ (7,544)							$ (11,071)
USD foreign exchange rate	0.8	0.8	0.8	0.8	0.8	0.8	0.8	0.74	0.74	0.74	0.74	0.74	0.74	0.74
Balance sheet exposure in equivalent USD	$ (6,014)							$ (8,221)
Currency Risk [Member] | ZAR [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | R			R 508							R 500
Accounts receivable | R
Payables and accruals | R			(6,117)							(2,640)
Net financial assets (liabilities) | R			R (5,609)							R (2,140)
USD foreign exchange rate	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.07	0.07	0.07	0.07	0.07	0.07	0.07
Balance sheet exposure in equivalent USD	$ (454)							$ (156)
Currency Risk [Member] | AUD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents
Accounts receivable
Payables and accruals				(118)							(121)
Net financial assets (liabilities)				$ (118)							$ (121)
USD foreign exchange rate	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Balance sheet exposure in equivalent USD	$ (92)							$ (87)
Currency Risk [Member] | EUR [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | €					€ 221							€ 450
Accounts receivable | €
Payables and accruals | €					(585)							(576)
Net financial assets (liabilities) | €					€ (364)							€ (126)
USD foreign exchange rate	1.2	1.2	1.2	1.2	1.2	1.2	1.2	1.05	1.05	1.05	1.05	1.05	1.05	1.05
Balance sheet exposure in equivalent USD	$ (436)							$ (132)
Currency Risk [Member] | RSD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | дин						дин 746							дин 27,606
Accounts receivable | дин						91,650							154,850
Payables and accruals | дин						(321,498)							(610,122)
Net financial assets (liabilities) | дин						дин (229,102)							дин (427,667)
USD foreign exchange rate	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Balance sheet exposure in equivalent USD	$ (2,384)							$ (3,628)
Currency Risk [Member] | MKD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | ден							ден 5,172							ден 9,083
Accounts receivable | ден							1,049							1,330
Payables and accruals | ден							(723)							(270)
Net financial assets (liabilities) | ден							ден 5,498							ден 10,143
USD foreign exchange rate	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Balance sheet exposure in equivalent USD	$ 108							$ 174